Leases - Summary of information about leases of lessor in income statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessor [abstract]
Interest on lease receivables	£ 4	£ 5	£ 6
Income from subleasing right-of-use assets (within other income)	£ 6	£ 4	£ 2